Issued Debt Instruments and Other Financial Liabilities (Details 8) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current portion:
Non-current portion subtotal	$ 325	$ 9,529
Current portion:
Amounts due to credit card operators	151,984	172,425
Acceptance of letters of credit	5,709	2,894
Other long-term financial obligations, short-term portion	68,347	30,552
Current portion subtotal	226,033	205,871
Total other financial liabilities	226,358	215,400
Due After 4 Years But Within 5 Years [Member]
Non-current portion:
Non-current portion subtotal	53	48
Due After 1 Year But Within 2 Years [Member]
Non-current portion:
Non-current portion subtotal	41	9,221
Due After 2 Years But Within 3 years [Member]
Non-current portion:
Non-current portion subtotal	44	40
Due After 3 Years But Within 4 Years [Member]
Non-current portion:
Non-current portion subtotal	48	44
Due After 5 Years [Member]
Non-current portion:
Non-current portion subtotal	$ 132	$ 176